Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
CollaborativeArrangementsAndNoncollaborativeArrangementTransactionLineItems [Line Items]
Current investment	$ 10.0	$ 10.0
Subscription investment	8.7	$ 8.7
REG S subscription agreement [member]
CollaborativeArrangementsAndNoncollaborativeArrangementTransactionLineItems [Line Items]
Current investment	$ 60.5